Financial Instruments by Balance Sheet Grouping - Footnotes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets	$ 53,627		$ 49,246
Selected financial liabilities	37,371	[1]	37,119	[1]
Other Current Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets	1,059	[2]	286	[2]
Other Current Assets [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets	34		90
Other Current Assets [Member] | Currency Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets	494		24
Other Current Assets [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets	531		172
Other Noncurrent Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets	881	[3]	1,225	[3]
Other Noncurrent Assets [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets	767		378
Other Noncurrent Assets [Member] | Currency Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets	99		847
Other Noncurrent Assets [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets	15
Other Current Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities	93	[4]	303	[4]
Other Current Liabilities [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities	1
Other Current Liabilities [Member] | Currency Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities	13		84
Other Current Liabilities [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities	78		219
Other Noncurrent Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities	596	[5]	327	[5]
Other Noncurrent Liabilities [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities	16		301
Other Noncurrent Liabilities [Member] | Currency Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities	$ 581		$ 26

[1]	We use a market approach in valuing financial instruments on a recurring basis. For additional information, see Note 1E. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 1% that use Level 1 inputs.
[2]	As of December 31, 2014, derivative instruments at fair value include interest rate swaps ($34 million), foreign currency swaps ($494 million) and foreign currency forward-exchange contracts ($531 million) and, as of December 31, 2013, include interest rate swaps ($90 million), foreign currency swaps ($24 million) and foreign currency forward-exchange contracts ($172 million).
[3]	As of December 31, 2014, derivative instruments at fair value include interest rate swaps ($767 million) and foreign currency swaps ($99 million) and foreign currency forward-exchange contracts ($15 million) and, as of December 31, 2013, include interest rate swaps ($378 million) and foreign currency swaps ($847 million).
[4]	At December 31, 2014, derivative instruments at fair value include interest rate swaps ($1 million), foreign currency swaps ($13 million) and foreign currency forward-exchange contracts ($78 million) and, as of December 31, 2013, include foreign currency swaps ($84 million) and foreign currency forward-exchange contracts ($219 million).
[5]	At December 31, 2014, derivative instruments at fair value include interest rate swaps ($16 million) and foreign currency swaps ($581 million) and, as of December 31, 2013, include interest rate swaps ($301 million) and foreign currency swaps ($26 million).